UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: Practus LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	800-267-7400
Date of fiscal year end:	July 31st
Date of reporting period:	July 1, 2021 to June 30, 2022

Item 1.  Proxy Voting Record.

Ultra Blue Algorithmic Fundamentals ETF commenced operations on December 16, 2021 and did not hold any voting securities for the period from inception to June 30, 2022.

Report contains no data for selected criteria.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETF Opportunities Trust

(Registrant)

By /s/ Karen Shupe

Name: Karen Shupe

Title:   Principal Executive Officer

Date:  August 31, 2022